OTHER ASSETS	12 Months Ended
Dec. 31, 2016
OTHER ASSETS [Abstract]
OTHER ASSETS
8.	OTHER ASSETS

The principal components of the Company’s other assets are as follows (dollars in thousands):

	December 31, 2016	December 31, 2015
Lease costs, net	$1,730	$2,176
Other assets	4,838	4,274
Total other assets	$6,568	$6,450